IFRS 7 - Disclosure - Market Risk -Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Credit Risk [line items]
Past due loans	$ 8,281	$ 6,786
Residential mortgages [member]
Credit Risk [line items]
Past due loans	4,510	3,840
Personal [member]
Credit Risk [line items]
Past due loans	830	1,027
Credit card [member]
Credit Risk [line items]
Past due loans	806	838
Business and government [member]
Credit Risk [line items]
Past due loans	2,135	$ 1,081
Current [member]
Credit Risk [line items]
Past due loans	6,305
Current [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	3,358
Current [member] | Personal [member]
Credit Risk [line items]
Past due loans	608
Current [member] | Credit card [member]
Credit Risk [line items]
Past due loans	485
Current [member] | Business and government [member]
Credit Risk [line items]
Past due loans	1,854
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	1,844
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,152
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	222
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	189
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	281
Later than three months [member]
Credit Risk [line items]
Past due loans	132
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 132